Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current Assets:
Cash and cash equivalents	$ 20,329	$ 19,836
Trade accounts receivable, less allowance for losses of $3,838 and $4,327, respectively	228,907	233,751
Inventories	449,409	474,452
Prepaid expenses and other current assets	37,713	38,079
Deferred income taxes	21,735	23,707
Assets held for sale	1,296	0
Total current assets	759,389	789,825
Other assets	77,376	47,786
Intangible assets - at cost, less accumulated amortization of $14,390 and $15,634, respectively	8,760	10,546
Goodwill	424,114	457,269
Property, Plant and Equipment:
Land	42,868	56,343
Buildings	295,381	374,388
Machinery and equipment	723,631	751,267
Construction in progress	54,579	55,236
Property, Plant and Equipment, Gross, Total	1,116,459	1,237,234
Less accumulated depreciation	(620,892)	(671,926)
Property, Plant and Equipment, Net, Total	495,567	565,308
Total assets	1,765,206	1,870,734
Current Liabilities:
Trade accounts payable	99,033	99,117
Accrued salaries, wages and withholdings from employees	30,010	32,669
Other accrued expenses	76,383	78,579
Income taxes	3,591	5,478
Short-term borrowings	15,888	7,050
Total current liabilities	224,905	222,893
Deferred income taxes	0	19,956
Other liabilities	17,372	8,539
Accrued employee and retiree benefits	24,983	28,538
Long-term debt	451,011	348,124
Shareholders' Equity:
Common stock, par value $0.10 a share, authorized 100,000,000 shares; issued 53,954,874 shares	5,396	5,396
Additional paid-in capital	110,969	105,119
Earnings reinvested in the business	1,243,627	1,217,874
Treasury stock, 6,529,891 and 4,105,827 shares, respectively, at cost	(227,929)	(91,707)
Accumulated other comprehensive (loss) income	(85,128)	6,002
Total shareholders' equity	1,046,935	1,242,684
Total liabilities and shareholders' equity	$ 1,765,206	$ 1,870,734